UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22933

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 Grand Avenue
El Segundo, CA  90245
(Address of principal executive offices) (Zip code)

310.469.6180
(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.
Holland & Knight, LLP
1201 West Peachtree Street, N.W.
One Atlantic Center, Suite 2000
Atlanta, GA  30309

Date of fiscal year end:   September 30

Date of reporting period: April 1, 2015 - June 30, 2015

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Description	Shares		Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (76.00%)

Private Investment Funds (64.71%)*(a)
AEW Core Property Trust	3,709		$3,376,882
BlackRock Granite Property Fund	67		5,623,754
CBRE US Core Partners	1,594,149		1,885,972
Clarion Lion Properties Fund	4,655		5,759,786
Cornerstone Patriot Fund LP	5,848		650,497
Deutsche Wealth & Asset Management RREEF America II	148,694		15,570,328
Guggenheim US Property Fund	N/	A	5,792,449
MEPT Edgemoor LP Fund	8,690		14,175,330
Sentinel Real Estate Fund LP	80		6,188,198
Stockbridge Smart Markets Fund	11,412		15,193,798
			74,216,994

Public Traded Funds (11.29%)
Apartment Investment & Management Co.	4,690		173,202
AvalonBay Communities, Inc.(b)	3,170		506,788
Boston Properties, Inc.(b)	4,250		514,420
Brandywine Realty Trust(b)	16,020		212,746
Camden Property Trust(b)	920		68,338
CBL & Associates Properties, Inc.(b)	4,840		78,408
Chesapeake Lodging Trust(b)	5,410		164,897
CubeSmart(b)	7,530		174,395
CyrusOne, Inc.(b)	7,280		214,396
DDR Corp.(b)	11,830		182,892
Digital Realty Trust, Inc.(b)	2,160		144,029
Duke Realty Corp.(b)	13,550		251,624
Empire State Realty Trust, Inc., Class A(b)	7,140		121,808
Equity Commonwealth(a)(b)	3,550		91,129
Equity Residential(b)	6,590		462,420
Essex Property Trust, Inc.(b)	2,560		543,999
Federal Realty Investment Trust(b)	380		48,674
First Industrial Realty Trust, Inc.	6,260		117,250
General Growth Properties, Inc.(b)	20,710		531,418
Health Care REIT, Inc.(b)	7,890		517,821
Healthcare Realty Trust, Inc.	3,360		78,154
Highwoods Properties, Inc.(b)	4,190		167,391
Host Hotels & Resorts, Inc.(b)	17,730		351,586
Hudson Pacific Properties, Inc.(b)	13,730		389,520
Kilroy Realty Corp.(b)	4,060		272,629
Kimco Realty Corp.(b)	8,410		189,561
Kite Realty Group Trust(b)	2,170		53,100
Liberty Property Trust(b)	6,880		221,674
National Retail Properties, Inc.(b)	2,830		99,078
Omega Healthcare Investors, Inc.(b)	3,730		128,051
Paramount Group, Inc.(b)	2,920		50,107
Pebblebrook Hotel Trust(b)	1,350		57,888
Physicians Realty Trust(b)	3,220		49,459
Post Properties, Inc.	1,230		66,875
Prologis, Inc.(b)	9,280		344,288
PS Business Parks, Inc.(b)	2,890		208,514
Public Storage(b)	3,450		636,076

Description	Shares	Value (Note 2)
Public Traded Funds (continued)
QTS Realty Trust, Inc., Class A(b)	2,370	$86,387
Ramco-Gershenson Properties Trust(b)	8,110	132,355
Regency Centers Corp.(b)	2,150	126,807
Retail Opportunity Investments Corp.(b)	12,140	189,627
Rexford Industrial Realty, Inc.(b)	6,110	89,084
RLJ Lodging Trust(b)	1,230	36,629
Simon Property Group, Inc.(b)	5,670	981,022
SL Green Realty Corp.(b)	1,300	142,857
Sovran Self Storage, Inc.(b)	1,880	163,391
Spirit Realty Capital, Inc.(b)	19,990	193,303
STAG Industrial, Inc.(b)	3,780	75,600
STORE Capital Corp.(b)	7,290	146,529
Strategic Hotels & Resorts, Inc.(a)(b)	12,280	148,834
Sunstone Hotel Investors, Inc.(b)	14,090	211,491
Taubman Centers, Inc.(b)	2,200	152,900
UDR, Inc.(b)	9,390	300,762
Urban Edge Properties(b)	3,200	66,528
Ventas, Inc.(b)	8,520	529,006
Vornado Realty Trust(b)	4,130	392,061
Washington Real Estate Investment Trust(b)	6,800	176,460
Weingarten Realty Investors	3,610	118,011
		12,944,249

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $83,614,980)		87,161,243

OPEN-END FUNDS (2.48%)(b)

Fixed Income (2.48%)
Goldman Sachs Strategic Income Fund, Institutional Class	283,806	2,849,414

TOTAL OPEN-END FUNDS
(Cost $2,949,757)		2,849,414

COMMON STOCKS (0.14%)(b)

Communications (0.14%)
Equinix, Inc.	630	160,020

TOTAL COMMON STOCKS
(Cost $155,403)		160,020

TOTAL INVESTMENTS (78.62%)
(Cost $86,720,140)		$90,170,677

Other Assets In Excess Of Liabilities (21.38%)		24,518,846
NET ASSETS (100.00%)		$114,689,523

(a)	Non-income producing security.
(b)	Security held as collateral for outstanding Line of Credit. At June 30, 2015, outstanding collateral amounted to $9,564,308.

Common Abbreviations:
LP - Limited Partnerships
REIT - Real Estate Investment Trust

See Notes to Quarterly Portfolio of Investments.

*	Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of June 30, 2015
$3,376,882	AEW Core Property Trust	Quarterly	45	$0
5,623,754	BlackRock Granite Property Fund	Quarterly	60	0
1,885,972	CBRE US Core Partners	Quarterly	60	3,300,000
5,759,786	Clarion Lion Properties Fund	Quarterly	90	0
650,497	Cornerstone Patriot Fund LP	Quarterly	30	4,375,000
15,570,327	Deutsche Wealth & Asset Management RREEF America II	Quarterly	45	2,975,000
5,792,449	Guggenheim US Property Fund	Quarterly	90	0
14,175,330	MEPT Edgemoor LP Fund	Quarterly	N/A**	0
6,188,198	Sentinel Real Estate Fund LP	Quarterly	N/A**	0
15,193,798	Stockbridge Smart Markets Fund	Quarterly	45	5,454,545

**	Written notice required for redemption, no minimum timeline required.

Griffin Institutional Access Real Estate Fund
Notes to the Quarterly Schedule of Investments
June 30, 2015

Note 1 — Organization

The Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013 and under the laws of the State of Delaware. The Fund had no operations from that date to May 21, 2014, other than those relating to organizational matters and the registration of its shares under applicable securities laws. The Adviser purchased 4,000 initial shares at $25.00 per share on May 21, 2014, and the Fund commenced operations on June 30, 2014. The Fund is authorized to issue an unlimited number of shares with no par value.

The Fund shares are offered subject to a maximum sales charge of 5.75% of the offering price. Purchases of $1,000,001 or more may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange-traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Value Pricing Committee (the “Pricing Committee”) using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund may invest a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter-end days, the Pricing Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Pricing Committee has deemed to be representative of the entire Private REIT market. In the event that a price is not provided by the Private REIT, the fair valuation procedures will be followed. As of June 30, 2015, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed  based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	—	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2015:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Investment Trusts
Private Investment Funds	$–	$74,216,994	$–	$74,216,994
Public Traded Funds	12,944,249	–	–	12,944,249
Open-End Funds	2,849,414	–	–	2,849,414
Common Stocks	160,020	–	–	160,020
Total	$15,953,683	$74,216,994	$–	$90,170,677

* See Portfolio of Investments for industry classifications.

There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015.  For the period ended June 30, 2015, the Fund did not have unobservable inputs (level 3) used in determining fair value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Note 3 — Tax Basis Information
As of June 30, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Griffin Institutional Access Real Estate Fund	$86,607,530	$4,497,348	$(934,201)	$3,563,147

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	August 27, 2015

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	August 27, 2015